Short-term borrowings and long-term borrowings	12 Months Ended
Dec. 31, 2016
Short term borrowings and long term borrowings
Short-term borrowings and long-term borrowings

15.Short-term borrowings and long-term borrowings

	December 31, 2016	December 31, 2015
Short-term bank borrowings	$11,769	$103,223
Loan financing through on-line platform	67,219	56,898
Other short-term borrowings	3,068	279
Current portion of long-term borrowings	2,078	—

Total short-term borrowings and current portion of long-term borrowings	84,134	160,400
Long term bank borrowings	2,936	—
Other long-term borrowings	7,710	829
Loan financing through on-line platform	6,525	3,622

Total long-term borrowings	17,171	4,451

Less: current portion of long-term borrowings	(2,078)	—

Total long-term borrowings, excluding current portion	15,093	4,451

Total borrowings	$99,227	$164,851

As of December 31, 2016, the maturities of the long-term borrowings are as follows

USD
2017	2,078
2018	10,664
2019	431
2020	951
2021	363
Thereafter	2,684

$17,171

As of December 31, 2016, bank loan primarily represents $3,600 short term loan borrowed from Bank of Suzhou (“BoS”) at an interest rate of 5.655% per annum and $2,935 8-year long-term loan borrowed from Bank of Jiangsu (“BoJ”) at an interest rate of 5.635% per annum with a maturity date of August 29, 2024. 100% equity interest in one of the Group’s subsidiary in China was pledged as the guarantee of the bank loan long term and its electricity income will be used to repay the loan. This subsidiary holds a power station, of which the carrying amount was $3,424. As of December 31, 2016, the Group has short-term bank facilities of $3,600 with Bank of Suzhou which had been fully drawn down. The Group repaid the loan of $3,600 borrowed from BoS in January 2017.

The Group’s subsidiary, Solar Juice, entered into loan agreements with Westpac Bank, whereby Westpac Bank provided Solar Juice loans of $5,637 (equivalent to AUD7,771) at fixed interest rates ranging from 3.35% to 4.76%. These loans will mature from January 30, 2017 to April 19, 2017. Also, Solar Juice has a short term borrowing from Solar Juice’s minority shareholders of $76 (equivalent to AUD105). The loan was non-interest bearing and unsecured with no specific repayment term.

As discussed in Note 1 — Description of Business and Organization and Note 2(r) — Revenue recognition, the Group raised interest bearing funds from individual investors through the on-line platform of Solar Energy. Individual investors, who need to register as a member on the platform, provided funds through subscription for certain on-line products launched by the Group. Each on-line products launched on the platform are set with a targeted amount of funds in Renminbi to be raised for that product, which is divided into units (“Investment Unit”) with unit value ranging from RMB16.7 to RMB300,000. Individual investors may subscribe for Investment Unit of these on-line products which are generally structured in the way of using the funds from individual investors to purchase solar module or PV related products (“Underlying PV Products”) for leasing to the PV project developers on PV project basis over a specified period. Investments made into each on-line product are subject to lock-up period, which ranges from nil to 1,080 days, depending on the terms of each on-line product. During the lock-up period, the individual investors could not transfer or redeem their subscribed Investment Units. After the lock-up period individual investors are permitted either to transfer their investments in respect of the principal portion to other investors through the on-line platform or, for substantially all on-line products launched in 2015 and early 2016, to request the Group to redeem their subscribed Investments Units (“Redemption Right”) . Since second half of 2016, the Group launched new on-line products with no redemption right in compliance with the relevant regulations.  Although the Group does not grant redemption right or provide guarantee to funds raised under certain on-line products, based on the history and to avoid reputational risks, the Group would return the funds to the individual investors and assume the title of the leased asset after the lock-up period. Any Investments Units so redeemed by the Group would be put on the on-line platform for re-sale to other investors. Once Investment Units are subscribed and funds are provided, individual investors are guaranteed by the Group with a minimum investment return. During the year ended December 31, 2016, the Group raised funds of $234,729 (RMB1,630 million) from the individual investors through Solar Energy’s online platform at an interest rates ranging from 5.0% to 10.2% per annum. The Group also offered, from time to time, discount from 5% to 20% on the unit value for Investment Units subscribed by individual investors. Such discount is amortized as interest expense using the effective interest rate method through the end of the lock-up period, which is the earliest date that the Group could be required to repay the unit value in respect of the investment made by individual investors. As of December 31, 2016, outstanding borrowings from individual investors through on-line platform amounted to $73,744 in total, of which $67,219 and $6,525 are recorded as short term borrowings and long term borrowings respectively. The long term borrowings of $10,664, $431 and $3,997 will mature in 2018, 2019 and the years thereafter. Borrowings of $23,526 and $31,037 were guaranteed by the Group’s project assets and property, plant and equipment with total carrying amount of $32,499 and $30,822 as of December 31, 2016 and 2015, respectively.

The average interest rate on short term borrowings was 7.84% and 7.20% per annum in 2016 and 2015, respectively.